Columbia Overseas Core Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Overseas Core Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 4.0%
Northern Star Resources Ltd.	1,599,186	18,337,267
Paladin Energy Ltd.(a)	1,244,251	6,215,855
Santos Ltd.	2,636,520	11,397,023
Total		35,950,145
Austria 0.4%
Kontron AG	194,889	3,538,199
Belgium 0.7%
Liberty Global Ltd., Class C(a)	394,777	5,771,640
Brazil 0.6%
JBS S/A	790,413	4,855,349
Canada 5.1%
Cameco Corp.(b)	183,221	10,892,488
Celestica, Inc.(a),(b)	94,263	8,034,978
Nutrien Ltd.	81,583	3,806,663
Pan American Silver Corp.	268,271	5,893,914
Vermilion Energy, Inc.	311,858	3,193,426
Whitecap Resources, Inc.	1,865,940	13,594,220
Total		45,415,689
Denmark 2.1%
Novo Nordisk A/S, Class B	177,296	19,000,784
Finland 1.4%
UPM-Kymmene OYJ	477,712	12,567,241
France 9.6%
AXA SA	390,667	13,615,873
Cie de Saint-Gobain SA	137,005	12,509,848
Cie Generale des Etablissements Michelin SCA	205,742	6,693,395
Eiffage SA	128,272	11,581,761
Sanofi SA	194,275	18,869,400
Societe Generale SA	355,617	9,428,287
Sodexo SA	60,337	5,011,624
TotalEnergies SE	131,127	7,621,127
Total		85,331,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 2.3%
Duerr AG	145,434	3,367,398
Fresenius Medical Care AG	149,040	6,559,627
KION Group AG	169,378	6,069,181
TeamViewer SE(a)	328,518	4,013,427
Total		20,009,633
Greece 1.9%
JUMBO SA	345,746	9,029,926
National Bank of Greece SA	1,107,460	7,818,059
Total		16,847,985
Hong Kong 0.8%
WH Group Ltd.	9,302,902	7,415,874
Ireland 2.1%
AIB Group PLC	1,386,280	7,564,865
Flutter Entertainment PLC(a)	39,907	10,983,051
Total		18,547,916
Israel 2.1%
Check Point Software Technologies Ltd.(a)	103,561	18,848,102
Italy 1.0%
Buzzi Unicem SpA	204,558	8,669,274
Japan 25.2%
Amano Corp.	231,100	6,599,844
Hitachi Ltd.	332,400	8,376,764
ITOCHU Corp.	347,100	17,173,847
JustSystems Corp.	93,100	2,149,935
Kakaku.com, Inc.	412,300	6,920,675
Kinden Corp.	278,000	5,736,317
Komatsu Ltd.	467,900	12,668,892
Macnica Holdings, Inc.	814,800	9,589,668
MatsukiyoCocokara & Co.	657,500	9,235,799
Mitsubishi UFJ Financial Group, Inc.	1,820,600	21,730,527
NGK Spark Plug Co., Ltd.	127,100	3,945,081
Otsuka Corp.	643,400	16,070,094
PAL GROUP Holdings Co., Ltd.	303,900	6,585,592
Sankyo Co., Ltd.	1,173,700	16,668,581
Sanwa Holdings Corp.	288,200	8,704,471

Columbia Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shimamura Co., Ltd.	197,100	11,187,961
Ship Healthcare Holdings, Inc.	434,900	6,413,588
Sumitomo Corp.	194,900	4,183,362
Suntory Beverage & Food Ltd.	171,500	5,844,202
Suzuken Co., Ltd.	332,500	10,403,833
TBS Holdings, Inc.	327,600	8,315,993
TOPPAN Holdings, Inc.	609,400	16,344,162
USS Co., Ltd.	1,030,300	9,554,247
Total		224,403,435
Netherlands 11.6%
Adyen NV(a)	4,932	7,178,594
ASR Nederland NV	376,928	18,014,659
Heineken NV	98,487	7,290,023
ING Groep NV	1,056,027	16,302,283
Koninklijke Ahold Delhaize NV	429,110	14,805,534
Prosus NV, Class N(a)	468,402	19,081,626
Shell PLC	646,972	20,791,790
Total		103,464,509
Norway 0.8%
SalMar ASA	140,689	7,326,443
Russian Federation —%
Lukoil PJSC(c),(d),(e),(f)	33,398	—
Singapore 3.3%
DBS Group Holdings Ltd.	677,770	21,506,887
Venture Corp., Ltd.	858,900	8,256,306
Total		29,763,193
South Africa 0.5%
Impala Platinum Holdings Ltd.(a)	743,602	4,234,624
South Korea 1.5%
Samsung Electronics Co., Ltd.	220,618	8,675,412
Youngone Corp.	171,149	5,044,130
Total		13,719,542
Spain 0.9%
Endesa SA	376,214	8,247,443
Sweden 0.8%
SKF AB, Class B	353,945	6,804,990
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 3.2%
Landis+Gyr Group AG(a)	98,889	7,187,482
Nestlé SA, Registered Shares	66,404	5,766,505
Novartis AG, Registered Shares	92,011	9,754,953
Sunrise Communications AG, Class A, ADR(a)	125,519	6,088,927
Total		28,797,867
Taiwan 2.5%
Parade Technologies Ltd.	403,000	8,701,231
Taiwan Semiconductor Manufacturing Co., Ltd.	431,000	13,430,200
Total		22,131,431
United Kingdom 8.7%
AstraZeneca PLC, ADR	319,877	21,630,083
DCC PLC	189,075	13,788,654
JD Sports Fashion PLC	7,398,982	9,606,624
Just Group PLC	2,269,040	4,134,528
TP Icap Group PLC	3,556,531	11,879,458
Vodafone Group PLC	11,754,006	10,604,959
WPP PLC	523,408	5,725,071
Total		77,369,377
United States 4.9%
ACADIA Pharmaceuticals, Inc.(a)	22,533	367,738
Burford Capital Ltd.	720,071	9,814,568
Energy Fuels, Inc.(a),(b)	629,391	4,569,379
Insmed, Inc.(a)	25,930	1,948,899
Jazz Pharmaceuticals PLC(a)	80,810	9,825,688
Primo Brands Corp., Class A	360,397	10,278,522
Roche Holding AG, Genusschein Shares	23,861	6,932,834
Total		43,737,628
Total Common Stocks (Cost $770,886,497)		872,769,628

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
United States 0.7%
iShares MSCI EAFE ETF	83,542	6,597,312
Total Exchange-Traded Equity Funds (Cost $6,336,167)		6,597,312

Columbia Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, November 30, 2024 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(g),(h)	10,217,047	10,215,004
Total Money Market Funds (Cost $10,214,696)		10,215,004
Total Investments in Securities (Cost $787,437,360)		889,581,944
Other Assets & Liabilities, Net		989,409
Net Assets		$890,571,353
At November 30, 2024, securities and/or cash totaling $10,106,708 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,644,000 EUR	1,788,438 USD	Barclays	12/02/2024	51,141	—
25,923,000 EUR	27,299,382 USD	Barclays	12/02/2024	—	(94,749)
119,486,000 NOK	10,921,638 USD	Barclays	12/02/2024	99,562	—
23,068,640 USD	19,494,000 CHF	Barclays	12/02/2024	—	(940,256)
3,525,986 USD	39,237,000 NOK	Barclays	12/02/2024	27,784	—
29,918,527 USD	28,351,000 EUR	Barclays	01/16/2025	101,837	—
6,024,000 NZD	3,632,472 USD	Citi	12/02/2024	64,758	—
45,500,346 USD	63,536,000 CAD	Citi	12/02/2024	—	(119,109)
30,156,450 USD	23,000,000 GBP	Citi	12/02/2024	—	(890,100)
15,586,356 USD	25,051,000 NZD	Citi	12/02/2024	—	(749,902)
66,458,000 CAD	47,671,412 USD	Citi	01/16/2025	119,993	—
49,755,000 DKK	7,025,818 USD	HSBC	12/02/2024	—	(24,379)
5,210,044,000 JPY	35,773,490 USD	HSBC	12/02/2024	950,485	—
7,465,000 NZD	4,386,994 USD	HSBC	12/02/2024	—	(34,152)
133,166,000 SEK	12,463,475 USD	HSBC	12/02/2024	244,225	—
48,014,000 SEK	4,354,616 USD	HSBC	12/02/2024	—	(51,126)
38,060,000 SGD	29,437,015 USD	HSBC	12/02/2024	1,019,185	—
38,202,503 USD	5,882,899,000 JPY	HSBC	12/02/2024	1,117,745	—
26,298,364 USD	34,631,000 SGD	HSBC	12/02/2024	—	(440,826)
5,574,594,000 JPY	36,414,311 USD	HSBC	01/16/2025	—	(1,076,885)
7,039,517 USD	49,724,000 DKK	HSBC	01/16/2025	24,033	—
4,399,644 USD	48,382,000 SEK	HSBC	01/16/2025	52,120	—
7,901,253 USD	10,562,000 SGD	HSBC	01/16/2025	1,230	—
4,963,000 CAD	3,568,832 USD	JPMorgan	12/02/2024	23,959	—
404,098,000 JPY	2,726,163 USD	JPMorgan	12/02/2024	25,244	—
77,845,000 AUD	50,768,617 USD	Morgan Stanley	12/02/2024	—	(5,784)
1,553,000 CHF	1,815,655 USD	Morgan Stanley	12/02/2024	52,786	—
271,876,000 JPY	1,786,418 USD	Morgan Stanley	12/02/2024	—	(30,753)
21,949,230,000 KRW	16,461,717 USD	Morgan Stanley	12/02/2024	728,066	—
1,082,529,000 TWD	33,906,593 USD	Morgan Stanley	12/02/2024	580,576	—
11,439,602 USD	17,628,000 AUD	Morgan Stanley	12/02/2024	58,260	—
1,827,836 USD	2,740,000 AUD	Morgan Stanley	12/02/2024	—	(40,672)
15,734,215 USD	21,949,230,000 KRW	Morgan Stanley	12/02/2024	—	(564)
17,325,776 USD	181,180,000 SEK	Morgan Stanley	12/02/2024	—	(700,783)
33,247,205 USD	1,082,529,000 TWD	Morgan Stanley	12/02/2024	78,811	—
13,361,000 NZD	7,883,658 USD	Morgan Stanley	01/16/2025	—	(33,857)
1,141,871,000 TWD	35,199,476 USD	Morgan Stanley	01/16/2025	—	(81,142)
38,057,464 USD	58,326,000 AUD	Morgan Stanley	01/16/2025	—	(1,655)
21,805,000 AUD	14,503,639 USD	State Street	12/02/2024	281,328	—

Columbia Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,941,000 CHF	20,328,593 USD	State Street	12/02/2024	—	(36,921)
24,373,000 GBP	30,844,032 USD	State Street	12/02/2024	—	(169,392)
8,901,895 USD	13,543,000 AUD	State Street	12/02/2024	—	(68,473)
7,382,869 USD	49,755,000 DKK	State Street	12/02/2024	—	(332,672)
1,782,239 USD	1,373,000 GBP	State Street	12/02/2024	—	(35,165)
1,820,759 USD	275,514,000 JPY	State Street	12/02/2024	20,727	—
1,781,013 USD	2,980,000 NZD	State Street	12/02/2024	—	(16,108)
6,632,000 EUR	7,022,558 USD	State Street	01/16/2025	53	—
21,162,641 USD	18,579,000 CHF	State Street	01/16/2025	40,470	—
30,836,580 USD	24,370,000 GBP	State Street	01/16/2025	170,151	—
272,395,000 JPY	1,754,481 USD	UBS	12/02/2024	—	(66,158)
33,099,264 USD	30,063,000 EUR	UBS	12/02/2024	—	(1,330,189)
19,996,847 USD	214,759,000 NOK	UBS	12/02/2024	—	(545,713)
2,552,118 USD	3,429,000 SGD	UBS	12/02/2024	8,175	—
23,604,000 SGD	17,601,133 USD	UBS	01/16/2025	—	(59,367)
58,573,000 CAD	43,060,226 USD	Wells Fargo	12/02/2024	1,223,863	—
2,496,000 EUR	2,638,186 USD	Wells Fargo	12/02/2024	538	—
134,510,000 NOK	12,188,679 USD	Wells Fargo	12/02/2024	5,851	—
14,542,000 NZD	8,553,968 USD	Wells Fargo	12/02/2024	—	(58,532)
45,081,505 USD	65,739,000 AUD	Wells Fargo	12/02/2024	—	(2,203,243)
12,353,418 USD	136,307,000 NOK	Wells Fargo	01/16/2025	—	(6,651)
15,007,073 USD	25,496,000 NZD	Wells Fargo	01/16/2025	101,449	—
4,393,422 USD	47,780,000 SEK	Wells Fargo	01/16/2025	2,950	—
Total				7,277,355	(10,245,278)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(2,722,810)	(458)	70.00	12/20/2024	(14,872)	(10,534)
Cameco Corp.	Morgan Stanley	USD	(2,722,810)	(458)	65.00	12/20/2024	(34,250)	(33,892)
Celestica, Inc.	Morgan Stanley	USD	(3,068,640)	(360)	95.00	12/20/2024	(71,675)	(53,100)
Energy Fuels, Inc.	Morgan Stanley	USD	(1,522,422)	(2,097)	9.00	12/20/2024	(17,768)	(15,728)
Total							(138,565)	(113,254)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2024.
Columbia Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	4,086,345	142,786,408	(136,658,056)	307	10,215,004	(402)	202,748	10,217,047
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Overseas Core Fund  | 2024

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3QT297_02_R01_(01/25)